Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Analysis of Allowance for Loan Losses
An analysis of the allowance for loan losses as of and for the years ended December 31, 2017, 2016 and 2015 is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2017
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$1,188	$(134)	$45	$(415)	$684
Real Estate Construction:
Residential	268	—	—	131	399
Commercial	2,496	(687)	—	(140)	1,669
Real Estate Mortgage:
Commercial – Owner Occupied	2,082	(430)	113	252	2,017
Commercial – Non-owner Occupied	3,889	(622)	319	1,044	4,630
Residential – 1 to 4 Family	4,916	(118)	17	1,462	6,277
Residential – Multifamily	505	(50)	—	172	627
Consumer	236	—	—	(6)	230
Total	$15,580	$(2,041)	$494	$2,500	$16,533

Allowance for Loan Losses:	For the year ended December 31, 2016
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$952	$(76)	$8	$304	$1,188
Real Estate Construction:
Residential	247	—	—	21	268
Commercial	2,501	(1,081)	—	1,076	2,496
Real Estate Mortgage:
Commercial – Owner Occupied	3,267	—	1	(1,186)	2,082
Commercial – Non-owner Occupied	3,838	(154)	—	205	3,889
Residential – 1 to 4 Family	4,802	(704)	39	779	4,916
Residential – Multifamily	254	(45)	—	296	505
Consumer	275	(6)	—	(33)	236
Total	$16,136	$(2,066)	$48	$1,462	$15,580

Allowance for Loan Losses:	For the year ended December 31, 2015
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$1,679	$(1,554)	$121	$706	$952
Real Estate Construction:
Residential	316	(238)	—	169	247
Commercial	3,015	(2,745)	—	2,231	2,501
Real Estate Mortgage:
Commercial – Owner Occupied	3,296	—	66	(95)	3,267
Commercial – Non-owner Occupied	4,962	(638)	398	(884)	3,838
Residential – 1 to 4 Family	4,156	(504)	148	1,002	4,802
Residential – Multifamily	357	—	—	(103)	254
Consumer	262	(1)	—	14	275
Total	$18,043	$(5,680)	$733	$3,040	$16,136

Allowance for Loan Losses, at December 31, 2017	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$—	$684	$684
Real Estate Construction:
Residential	—	399	399
Commercial	135	1,534	1,669
Real Estate Mortgage:
Commercial – Owner Occupied	58	1,959	2,017
Commercial – Non-owner Occupied	250	4,380	4,630
Residential – 1 to 4 Family	15	6,262	6,277
Residential – Multifamily	—	627	627
Consumer	—	230	230
Total	$458	$16,075	$16,533

Allowance for Loan Losses, at December 31, 2016	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$138	$1,050	$1,188
Real Estate Construction:
Residential	—	268	268
Commercial	155	2,341	2,496
Real Estate Mortgage:
Commercial – Owner Occupied	498	1,584	2,082
Commercial – Non-owner Occupied	226	3,663	3,889
Residential – 1 to 4 Family	234	4,682	4,916
Residential – Multifamily	—	505	505
Consumer	—	236	236
Total	$1,251	$14,329	$15,580

Loans, at December 31, 2017:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$17	$38,955	$38,972
Real Estate Construction:
Residential	—	28,486	28,486
Commercial	5,952	61,187	67,139
Real Estate Mortgage:
Commercial – Owner Occupied	3,790	122,460	126,250
Commercial – Non-owner Occupied	12,401	258,071	270,472
Residential – 1 to 4 Family	3,211	413,106	416,317
Residential – Multifamily	—	47,832	47,832
Consumer	81	16,168	16,249
Total	$25,452	$986,265	$1,011,717

Loans, at December 31, 2016:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$159	$26,615	$26,774
Real Estate Construction:
Residential	—	8,825	8,825
Commercial	8,386	50,083	58,469
Real Estate Mortgage:
Commercial – Owner Occupied	4,380	119,518	123,898
Commercial – Non-owner Occupied	19,000	249,123	268,123
Residential – 1 to 4 Family	4,065	305,275	309,340
Residential – Multifamily	308	39,496	39,804
Consumer	107	16,613	16,720
Total	$36,405	$815,548	$851,953